Notes Payable and Other Debt	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Debt Disclosure [Abstract]
Notes Payable and Other Debt
NOTE 8. NOTES PAYABLE AND OTHER DEBT
See Part II, Item 8, “Financial Statements and Supplementary Data”,
Note 8—
Notes Payable and Other Debt
included in the Annual Report for a detailed description of all the Company’s debt facilities.
Notes payable and other debt consists of the following:

(Amounts in 000’s)	June 30, 2021	December 31, 2020
Senior debt—guaranteed by HUD	$30,646	$31,104
Senior debt—guaranteed by USDA	13,008	13,139
Senior debt—guaranteed by SBA	615	628
Senior debt—bonds	6,379	6,500
Senior debt—other mortgage indebtedness	3,555	3,631
Other debt	1,291	822

Subtotal	55,494	55,824
Deferred financing costs	(1,202)	(1,250)
Unamortized discount on bonds	(129)	(135)

Notes payable and other debt	$54,163	$54,439

The following is a detailed listing of the debt facilities that comprise each of the above categories:

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate (a)		June 30, 2021	December 31, 2020
Senior debt—guaranteed by HUD (b)
The Pavilion Care Center	Orix Real Estate Capital	12/01/2027	Fixed	4.16%	$925	$986
Hearth and Care of Greenfield	Orix Real Estate Capital	08/01/2038	Fixed	4.20%	1,883	1,920
Woodland Manor	Midland State Bank	10/01/2044	Fixed	3.75%	4,902	4,968
Glenvue	Midland State Bank	10/01/2044	Fixed	3.75%	7,613	7,712
Autumn Breeze	KeyBank	01/01/2045	Fixed	3.65%	6,617	6,705
Georgetown	Midland State Bank	10/01/2046	Fixed	2.98%	3,350	3,394
Sumter Valley	KeyBank	01/01/2047	Fixed	3.70%	5,356	5,419

Total					$30,646	$31,104

Senior debt—guaranteed by USDA (c)
Coosa (d)	Metro City	09/30/2035	Prime + 1.50%	5.50%	5,101	5,149
Mountain Trace (e)	Community B&T	12/24/2036	Prime + 1.75%	5.75%	3,914	3,972
Southland (f)	Cadence Bank, NA	07/27/2036	Prime + 1.50%	6.00%	3,993	4,018

Total					$13,008	$13,139

Senior debt—guaranteed by SBA (g)
Southland	Cadence Bank, NA	07/27/2036	Prime + 2.25%	5.50%	615	628

Total					$615	$628

(a)
Represents cash interest rates as of June 30, 2021 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs, which range from 0.08% to 0.53% per annum.

(b)
For the seven SNFs, the Company has term loans with financial institutions that are insured 100% by HUD. The loans are secured by, among other things, an assignment of all rents paid under any existing or future leases and rental agreements with respect to the underlying facility. The loans contain customary events of default, including fraud or material misrepresentations or material omission, the commencement of a forfeiture action or proceeding, failure to make required payments, and failure to perform or comply with certain agreements. Upon the occurrence of certain events of default, the lenders may, after receiving the prior written approval of HUD, terminate the loans and all amounts under the loans will become immediately due and payable. In connection with entering into each loan, the Company entered into a healthcare regulatory agreement and a promissory note, each containing customary terms and conditions. Pursuant to the CARES Act, up to three months of debt service payments for six of the credit facilities can be made from our restricted cash reserves.
(c)
For the three SNFs, the Company has term loans with financial institutions that are insured 70% to 80% by the USDA. The loans have an annual renewal fee for the USDA guarantee of 0.25% of the guaranteed portion. The loans have prepayment penalties of 1% through 2021, capped at 1% for the remainder of the first 10 years of the term and 0% thereafter except Coosa (as defined below) which is 1% thereafter.

(d)
Pursuant to the CARES Act, the monthly principal and interest payments due May 1, 2020 through September 1, 2020 for the loan for that certain
124-bed
SNF commonly known as Coosa, located in Glencoe, Alabama, were deferred (a part of the “USDA Payment Program”). Monthly payments that commenced on October 1, 2020 were being applied to current interest, then deferred interest until the deferred interest is paid in full on April 1, 2021. Payments have been re-amortized
over the remaining term of the loan.

(e)
Pursuant to the CARES Act, the monthly principal and interest payments due May 1, 2020 through August 1, 2020 for the Mountain Trace Facility loan were deferred. Monthly payments that commenced on September 1, 2020 were being applied to current interest, then deferred interest until the deferred interest was paid in full on April 1, 2021. Payments have been re-amortized
over the extended term of the loan.

(f)
Pursuant to the CARES Act, the monthly principal and interest payments due May 1, 2020 through October 1, 2020 for the loan for that certain
126-bed
SNF commonly known as Southland, located in Dublin, Georgia, were deferred as a part of the USDA Payment Program. Monthly payments recommenced on November 1, 2020 with payments through February 2021 being applied to principal and interest. Monthly payments that commenced on March 1, 2021 are being applied to current interest, then deferred interest until the deferred interest is paid in full, payments will be re-amortized
over the extended term of the loan.

(g)
For the one SNF, commonly known as Southland, the Company has a term loan with a financial institution, which is 75% insured by the SBA. The SBA funded two monthly debt payments during the three months ended March 31, 2021 and six payments commencing on March 1, 2020 and ending on August 1, 2020.

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate (a)		June 30, 2021	December 31, 2020
Senior debt—bonds
Eaglewood Bonds Series A	City of Springfield, Ohio	05/01/2042	Fixed	7.65%	$6,379	$6,379
Eaglewood Bonds Series B (b)	City of Springfield, Ohio	05/01/2021	Fixed	8.50%	—	121

Total					$6,379	$6,500

(b)	Represents cash interest rates as of June 30, 2021. The rates exclude amortization of deferred financing of approximately 0.01% per annum.
(c)
On May 3, 2021, in accordance with the terms of The City of Springfield, Ohio First Mortgage Revenue Series 2012 B Bonds, the Company fully repaid approximately $0.1 million in outstanding principal and interest.

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate (a)		June 30, 2021	December 31, 2020
Senior debt—other mortgage indebtedness
Meadowood	Exchange Bank of Alabama	05/01/2022	Fixed	4.50%	3,555	3,631

Total					$3,555	$3,631

(a)	Represents cash interest rates as of June 30, 2021 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs of 0.30% per annum.

(Amounts in 000’s)
Lender	Maturity	Interest Rate		June 30, 2021	December 31, 2020
Other debt
First Insurance Funding (a)	03/01/2022	Fixed	3.63%	$294	$94
Servarus Financial Inc. (b)	11/01/2021	Fixed	5.18%	273	—
Key Bank	08/25/2021	Fixed	0.00%	495	495
FountainHead Commercial Capital—PPP Loan (c)	04/16/2022	Fixed	1.00%	229	229
Marlin Covington Finance	03/11/2021	Fixed	20.17%	—	4

Total				$1,291	$822

(b)	Annual Insurance financing primarily for the Company’s directors and officers insurance.
(c)	Insurance financing for professional and general liability and property insurance for the Tara Facility in our Healthcare Services segment.
(d)	On August 13, 2021, we received notification that the Paycheck Protection Program Loan (“PPP Loan) was forgiven by the SBA on July 9, 2021. See Note 14— Subsequent Events .
Debt Covenant Compliance
As of June 30, 2021, the Company had 17 credit related instruments outstanding that include various financial and administrative covenant requirements. Covenant requirements include, but are not limited to, fixed charge coverage ratios, debt service coverage ratios, minimum earnings before interest, taxes, depreciation, and amortization or earnings before interest, taxes, depreciation, amortization, and restructuring or rent costs, and current ratios. Certain financial covenant requirements are based on consolidated financial measurements whereas others are based on measurements at the subsidiary level (i.e., facility, multiple facilities or a combination of subsidiaries). The subsidiary level requirements are as follows: (i) financial covenants measured against subsidiaries of the Company; and (ii) financial covenants measured against third-party operator performance. Some covenants are based on annual financial metric measurements whereas others are based on monthly and quarterly financial metric measurements. The Company routinely tracks and monitors its compliance with its covenant requirements.
As of June 30, 2021, the Company was in compliance with the various financial and administrative covenants under the Company’s outstanding credit related instruments.
Scheduled Maturities
The schedule below summarizes the scheduled gross maturities as of June 30, 2021 for each of the next five years and thereafter.

For the twelve months ended June 30,	(Amounts in 000’s)
2022	$6,400
2023	1,726
2024	1,808
2025	1,899
2026	1,994
Thereafter	41,667

Subtotal	$55,494
Less: unamortized discounts	(129)
Less: deferred financing costs, net	(1,202)

Total notes and other debt	$54,163

NOTE 8. NOTES PAYABLE AND OTHER DEBT
See Note 8—
Notes Payable and Other Debt
in Part II, Item 8, “Financial Statements and Supplementary Data”,
included in the Annual Report for a detailed description of all the Company’s debt facilities.
Notes payable and other debt consists of the following:

(Amounts in 000’s)	September 30, 2021	December 31, 2020
Senior debt—guaranteed by HUD	$30,413	$31,104
Senior debt—guaranteed by USDA	7,868	13,139
Senior debt—guaranteed by SBA	608	628
Senior debt—bonds	6,379	6,500
Senior debt—other mortgage indebtedness	8,650	3,631
Other debt	802	822

Subtotal	54,720	55,824
Deferred financing costs	(1,197)	(1,250)
Unamortized discount on bonds	(126)	(135)

Notes payable and other debt	$53,397	$54,439

The following is a detailed listing of the debt facilities that comprise each of the above categories:

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate (a)		September 30, 2021	December 31, 2020
Senior debt—guaranteed by HUD (b)
The Pavilion Care Center	Lument Capital	12/01/2027	Fixed	4.16%	$894	$986
Hearth and Care of Greenfield	Lument Capital	08/01/2038	Fixed	4.20%	1,864	1,920
Woodland Manor	Midland State Bank	10/01/2044	Fixed	3.75%	4,869	4,968
Glenvue	Midland State Bank	10/01/2044	Fixed	3.75%	7,560	7,712
Autumn Breeze	KeyBank	01/01/2045	Fixed	3.65%	6,573	6,705
Georgetown	Midland State Bank	10/01/2046	Fixed	2.98%	3,328	3,394
Sumter Valley	KeyBank	01/01/2047	Fixed	3.70%	5,325	5,419

Total					$30,413	$31,104

Senior debt—guaranteed by USDA (c)
Coosa (d)(h)	Metro City	01/31/2036	Prime + 1.50%	5.50%	—	5,149
Mountain Trace (e)	Community B&T	12/24/2036	Prime + 1.75%	5.75%	3,875	3,972
Southland (f)	Cadence Bank, NA	07/27/2036	Prime + 1.50%	6.00%	3,993	4,018

Total					$7,868	$13,139

Senior debt—guaranteed by SBA (g)
Southland	Cadence Bank, NA	07/27/2036	Prime + 2.25%	5.50%	608	628

Total					$608	$628

(a)
Represents cash interest rates as of September 30, 2021 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs, which range from 0.09% to 0.53% per annum.

(b)
For the seven SNFs, the Company has term loans with financial institutions that are insured 100% by HUD. The loans are secured by, among other things, an assignment of all rents paid under any existing or future leases and rental agreements with respect to the underlying facility. The loans contain customary events of default, including fraud or material misrepresentations or material omission, the commencement of a forfeiture action or proceeding, failure to make required payments, and failure to perform or comply with certain agreements. Upon the occurrence of certain events of default, the lenders may, after receiving the prior written approval of HUD, terminate the loans and all amounts under the loans will become immediately due and payable. In connection with entering into each loan, the Company entered into a healthcare regulatory agreement and a promissory note, each containing customary terms and conditions. Pursuant to the CARES Act, up to three months of debt service payments for six of the credit facilities can be made from our restricted cash reserves.
(c)
For the two SNFs, the Company has term loans with financial institutions that are insured 70% to 80% by the USDA. The loans have an annual renewal fee for the USDA guarantee of 0.25% of the guaranteed portion. The loans had prepayment penalties of 1%, capped at 1% for the remainder of the first 10 years of the term and 0% thereafter.

(d)
Pursuant to the CARES Act, the monthly principal and interest payments due May 1, 2020 through September 1, 2020 for the loan for the Coosa Facility, were deferred (a part of the “USDA Payment Program”). Monthly payments that commenced on October 1, 2020 were being applied to current interest, then deferred interest until the deferred interest was paid in full on April 1, 2021. Payments were re-amortized
over the remaining term of the loan. On September 30, 2021, the Company fully refinanced the MCB Coosa Loan with the Exchange Bank of Alabama, see “Senior debt—other mortgage indebtedness” below.

(e)
Pursuant to the CARES Act, the monthly principal and interest payments due May 1, 2020 through August 1, 2020 for the Mountain Trace Facility loan were deferred. Monthly payments that commenced on September 1, 2020 were being applied to current interest, then deferred interest until the deferred interest was paid in full on April 1, 2021. Payments have been re-amortized
over the extended term of the loan.

(f)
Pursuant to the CARES Act, the monthly principal and interest payments due May 1, 2020 through October 1, 2020 for the loan for that certain
126-bed
SNF commonly known as Southland, located in Dublin, Georgia, were deferred as a part of the USDA Payment Program. Monthly payments recommenced on November 1, 2020 with payments through February 2021 being applied to principal and interest. Monthly payments that commenced on March 1, 2021 are being applied to current interest, then deferred interest until the deferred interest is paid in full, payments will be re-amortized
over the extended term of the loan.

(g)
For the one SNF, commonly known as Southland, the Company has a term loan with a financial institution, which is 75% insured by the SBA. The SBA funded two monthly debt payments during the three months ended March 31, 2021 and six payments commencing on March 1, 2020 and ending on August 1, 2020.

(h)	On September 30, 2021, the Company refinanced the MCB Coosa Loan secured by the Coosa Facility, see “Senior debt—other mortgage indebtdness” below.

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate (a)		September 30, 2021	December 31, 2020
Senior debt—bonds
Eaglewood Bonds Series A	City of Springfield, Ohio	05/01/2042	Fixed	7.65%	$6,379	$6,379
Eaglewood Bonds Series B (b)	City of Springfield, Ohio	05/01/2021	Fixed	8.50%	—	121

Total					$6,379	$6,500

(d)	Represents cash interest rates as of September 30, 2021. The rates exclude amortization of deferred financing of approximately 0.01% per annum.

(e)
On May 3, 2021, in accordance with the terms of The City of Springfield, Ohio First Mortgage Revenue Series 2012 B Bonds, the Company fully repaid approximately $0.1 million in outstanding principal and interest.

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate (a)		September 30, 2021	December 31, 2020
Senior debt—other mortgage indebtedness
Meadowood (b)	Exchange Bank of Alabama	10/01/2026	Fixed	4.50%	3,504	3,631
Coosa (c)	Exchange Bank of Alabama	10/10/2026	Fixed	3.95%	5,146	—

Total					$8,650	$3,631

(a)	Represents cash interest rates as of September 30, 2021 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs of 0.34% per annum.
(b)
On October 1, 2021, the Exchange Bank of Alabama and the Company extended the maturity date of the Meadowood Credit Facility which is secured by the Meadowood Facility and the assets of Coosa, and which is guaranteed by Regional Health Properties, Inc., from May 1, 2022 to October 1, 2026.

(c)
On September 30, 2021, the Company refinanced the MCB Coosa Loan secured by the Coosa Facility, incurring approximately $0.1 million in new fees. The Coosa Credit Facility, guaranteed by Regional Health Properties, Inc. includes customary terms, including events of default with an associated annual 5% default interest rate, and is secured by the Coosa Facility and the assets of Meadowood. Upon the occurrence of certain events of default, the lenders may terminate the Coosa Credit Facility and the Meadowood Credit Facility and all amounts due under both credit facilities will become immediately due and payable. The Coosa Credit Facility has prepayment penalties of 5% in the 1 st
year, 4% in the 2
nd
year and 1% thereafter.

(Amounts in 000’s)
Lender	Maturity	Interest Rate		September 30, 2021	December 31, 2020
Other debt
First Insurance Funding (a)	03/01/2022	Fixed	3.63%	$197	$94
Servarus Financial Inc. (b)	11/01/2021	Fixed	5.18%	110	—
Key Bank (c)	08/25/2023	Fixed	0.00%	495	495
FountainHead Commercial Capital—PPP Loan (d)	04/16/2022	Fixed	1.00%	—	229
Marlin Covington Finance	03/11/2021	Fixed	20.17%	—	4

Total				$802	$822

(e)	Annual Insurance financing primarily for the Company’s directors and officers insurance.
(f)	Insurance financing for professional and general liability and property insurance for the Tara Facility in our Healthcare Services segment.
(g)	On August 17, 2021, Key Bank and the Company extended the maturity date from August 25, 2021 to August 25, 2023.
(h)	On August 13, 2021, we received notification that the PPP Loan was forgiven by the SBA on July 9, 2021.
Debt Covenant Compliance
As of September 30, 2021, the Company had 16 credit related instruments outstanding that include various financial and administrative covenant requirements. Covenant requirements include, but are not limited to, fixed charge coverage ratios, debt service coverage ratios, minimum earnings before interest, taxes, depreciation, and amortization or earnings before interest, taxes, depreciation, amortization, and restructuring or rent costs, and current ratios. Certain financial covenant requirements are based on consolidated financial measurements whereas others are based on measurements at the subsidiary level (i.e., facility, multiple facilities or a combination of subsidiaries). The subsidiary level requirements are as follows: (i) financial covenants measured against subsidiaries of the Company; and (ii) financial covenants measured against third-party operator performance. Some covenants are based on annual financial metric measurements, whereas others are based on monthly and quarterly financial metric measurements. The Company routinely tracks and monitors its compliance with its covenant requirements.
As of September 30, 2021, the Company was in compliance with the various financial and administrative covenants under the Company’s outstanding credit related instruments.
Scheduled Maturities
The schedule below summarizes the scheduled gross maturities as of September 30, 2021 for each of the next five years and thereafter.

For the twelve months ended September 30,	(Amounts in 000’s)
2022	$1,976
2023	2,333
2024	1,922
2025	2,014
2026	2,110
Thereafter	44,365

Subtotal	$54,720
Less: unamortized discounts	(126)
Less: deferred financing costs, net	(1,197)

Total notes and other debt	$53,397